Invested Assets and Investment Income - Summary of Fair Values and the Fair Value Hierarchy (Detail) - CAD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Carrying value [Member]
Disclosure of financial assets [Line Items]
Carrying value	$ 38,890	$ 38,076
Carrying value [Member] | Short-term securities [Member]
Disclosure of financial assets [Line Items]
Carrying value	1
Carrying value [Member] | Mortgages [Member]
Disclosure of financial assets [Line Items]
Carrying value	22,893	22,006
Carrying value [Member] | Loans to Bank clients [Member]
Disclosure of financial assets [Line Items]
Carrying value	2,436	2,781
Carrying value [Member] | Real estate own use property [Member]
Disclosure of financial assets [Line Items]
Carrying value	161	170
Carrying value [Member] | Public bonds HTM [Member]
Disclosure of financial assets [Line Items]
Carrying value	1,372	1,411
Carrying value [Member] | Other invested assets [Member]
Disclosure of financial assets [Line Items]
Carrying value	12,027	11,708
Fair value [Member]
Disclosure of financial assets [Line Items]
Total fair value	39,384	38,172
Fair value [Member] | Short-term securities [Member]
Disclosure of financial assets [Line Items]
Total fair value	1
Fair value [Member] | Mortgages [Member]
Disclosure of financial assets [Line Items]
Total fair value	22,782	21,613
Fair value [Member] | Loans to Bank clients [Member]
Disclosure of financial assets [Line Items]
Total fair value	2,411	2,760
Fair value [Member] | Real estate own use property [Member]
Disclosure of financial assets [Line Items]
Total fair value	286	326
Fair value [Member] | Public bonds HTM [Member]
Disclosure of financial assets [Line Items]
Total fair value	998	1,000
Fair value [Member] | Other invested assets [Member]
Disclosure of financial assets [Line Items]
Total fair value	12,906	12,473
Level 1 [Member]
Disclosure of financial assets [Line Items]
Total fair value	240	72
Level 1 [Member] | Other invested assets [Member]
Disclosure of financial assets [Line Items]
Total fair value	240	72
Level 2 [Member]
Disclosure of financial assets [Line Items]
Total fair value	3,410	3,760
Level 2 [Member] | Short-term securities [Member]
Disclosure of financial assets [Line Items]
Total fair value	1
Level 2 [Member] | Loans to Bank clients [Member]
Disclosure of financial assets [Line Items]
Total fair value	2,411	2,760
Level 2 [Member] | Public bonds HTM [Member]
Disclosure of financial assets [Line Items]
Total fair value	998	1,000
Level 3 [Member]
Disclosure of financial assets [Line Items]
Total fair value	35,734	34,340
Level 3 [Member] | Mortgages [Member]
Disclosure of financial assets [Line Items]
Total fair value	22,782	21,613
Level 3 [Member] | Real estate own use property [Member]
Disclosure of financial assets [Line Items]
Total fair value	286	326
Level 3 [Member] | Other invested assets [Member]
Disclosure of financial assets [Line Items]
Total fair value	$ 12,666	$ 12,401